Eaton Vance
Emerging Markets Debt Fund
April 30, 2022
Portfolio of Investments (Unaudited)

Foreign Corporate Bonds — 9.7%
Security	Principal Amount (000's omitted)		Value
Argentina — 1.8%
IRSA Propiedades Comerciales S.A., 8.75%, 3/23/23(1)	USD	40	$ 39,419
Telecom Argentina S.A., 8.00%, 7/18/26(1)	USD	14	13,284
YPF S.A., 4.00% to 1/1/23, 2/12/26(1)(2)	USD	80	71,028
			$ 123,731
Brazil — 3.7%
Natura & Co. Luxembourg Holding S.a.r.l, 6.00%, 4/19/29(3)	USD	200	$ 194,500
Petrobras Global Finance BV, 6.90%, 3/19/49	USD	72	67,973
			$ 262,473
Mexico — 1.7%
Petroleos Mexicanos:
6.75%, 9/21/47	USD	142	$ 102,903
6.84%, 1/23/30	USD	14	12,784
			$ 115,687
Vietnam — 2.5%
Vietnam Debt and Asset Trading Corp., 1.00%, 10/10/25(1)	USD	200	$ 178,273
			$ 178,273
Total Foreign Corporate Bonds (identified cost $709,671)			$ 680,164

Sovereign Government Bonds — 66.0%
Security	Principal Amount (000's omitted)		Value
Armenia — 2.8%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	200	$ 197,310
			$ 197,310
Azerbaijan — 1.9%
Republic of Azerbaijan, 3.50%, 9/1/32(1)	USD	150	$ 132,942
			$ 132,942
Bahrain — 2.6%
Kingdom of Bahrain, 5.45%, 9/16/32(1)	USD	200	$ 180,619
			$ 180,619
Security	Principal Amount (000's omitted)		Value
Barbados — 2.8%
Government of Barbados, 6.50%, 10/1/29(3)	USD	206	$ 197,635
			$ 197,635
Benin — 2.2%
Benin Government International Bond, 6.875%, 1/19/52(1)	EUR	180	$ 156,953
			$ 156,953
Brazil — 0.6%
Federative Republic of Brazil, 8.25%, 1/20/34	USD	37	$ 43,144
			$ 43,144
Chile — 2.4%
Republic of Chile, 2.55%, 7/27/33	USD	200	$ 167,162
			$ 167,162
Colombia — 2.7%
Republic of Colombia, 4.50%, 1/28/26	USD	200	$ 191,991
			$ 191,991
Croatia — 1.2%
Croatia Government International Bond, 1.75%, 3/4/41(1)	EUR	100	$ 83,263
			$ 83,263
Dominican Republic — 2.9%
Dominican Republic, 7.45%, 4/30/44(1)	USD	210	$ 204,048
			$ 204,048
Ecuador — 1.2%
Republic of Ecuador, 0.50%, 7/31/40(1)(2)	USD	182	$ 81,611
			$ 81,611
Egypt — 4.8%
Arab Republic of Egypt:
5.80%, 9/30/27(1)	USD	239	$ 196,302
8.15%, 11/20/59(1)	USD	200	139,447
			$ 335,749
El Salvador — 0.7%
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	61	$ 47,879
			$ 47,879

Eaton Vance
Emerging Markets Debt Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Honduras — 2.1%
Honduras Government International Bond, 5.625%, 6/24/30(1)	USD	186	$ 147,219
			$ 147,219
Hungary — 0.9%
Republic of Hungary, 0.50%, 11/18/30(1)	EUR	75	$ 64,142
			$ 64,142
India — 2.7%
Export-Import Bank of India, 2.25%, 1/13/31(1)	USD	227	$ 185,568
			$ 185,568
Ivory Coast — 2.5%
Ivory Coast Government International Bond:
4.875%, 1/30/32(1)	EUR	100	$ 88,980
6.625%, 3/22/48(1)	EUR	100	84,586
			$ 173,566
Lebanon — 0.8%
Lebanese Republic:
5.80%, 4/14/20(1)(4)	USD	5	$ 600
6.00%, 1/27/23(1)(4)	USD	22	2,695
6.10%, 10/4/22(1)(4)	USD	85	10,396
6.15%, 6/19/20(4)	USD	7	857
6.20%, 2/26/25(1)(4)	USD	10	1,209
6.25%, 5/27/22(4)	USD	10	1,212
6.25%, 11/4/24(1)(4)	USD	33	4,025
6.375%, 3/9/20(4)	USD	97	11,640
6.40%, 5/26/23(4)	USD	33	3,919
6.65%, 4/22/24(1)(4)	USD	24	2,971
6.65%, 11/3/28(1)(4)	USD	14	1,676
6.85%, 5/25/29(4)	USD	36	4,275
7.00%, 12/3/24(4)	USD	15	1,819
7.00%, 3/20/28(1)(4)	USD	11	1,320
7.05%, 11/2/35(1)(4)	USD	5	609
8.25%, 4/12/21(1)(4)	USD	35	4,331
			$ 53,554
Oman — 2.9%
Oman Government International Bond, 6.25%, 1/25/31(1)	USD	200	$ 204,147
			$ 204,147
Security	Principal Amount (000's omitted)		Value
Panama — 1.7%
Panama Government International Bond, 6.70%, 1/26/36	USD	104	$ 116,930
			$ 116,930
Peru — 1.4%
Peruvian Government International Bond:
2.783%, 1/23/31	USD	76	$ 66,034
3.30%, 3/11/41	USD	42	32,993
			$ 99,027
Romania — 2.2%
Romania Government International Bond:
2.625%, 12/2/40(1)	EUR	13	$ 9,159
2.75%, 2/26/26(1)	EUR	30	31,538
3.375%, 1/28/50(1)	EUR	23	16,491
4.625%, 4/3/49(1)	EUR	113	99,633
			$ 156,821
South Africa — 2.7%
Republic of South Africa, 5.875%, 4/20/32	USD	200	$ 190,580
			$ 190,580
Sri Lanka — 1.2%
Sri Lanka Government International Bond, 6.20%, 5/11/27(1)	USD	200	$ 86,376
			$ 86,376
Suriname — 4.8%
Republic of Suriname, 9.25%, 10/26/26(1)	USD	405	$ 338,175
			$ 338,175
Ukraine — 1.5%
Ukraine Government International Bond:
1.258%, GDP-Linked, 5/31/40(1)(5)	USD	137	$ 40,222
6.876%, GDP-Linked, 5/21/29(1)(5)	USD	200	63,525
			$ 103,747
United Arab Emirates — 2.4%
Finance Department Government of Sharjah, 4.375%, 3/10/51(1)	USD	210	$ 166,056
			$ 166,056
Uruguay — 1.2%
Uruguay Government International Bond, 7.625%, 3/21/36	USD	61	$ 79,997
			$ 79,997

Eaton Vance
Emerging Markets Debt Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Uzbekistan — 2.3%
Republic of Uzbekistan, 3.70%, 11/25/30(1)	USD	200	$ 164,000
			$ 164,000
Vietnam — 3.9%
Vietnam Government International Bond, 4.80%, 11/19/24(1)	USD	266	$ 272,982
			$ 272,982
Total Sovereign Government Bonds (identified cost $5,281,258)			$4,623,193

Sovereign Loans — 12.5%
Borrower/Description	Principal Amount (000's omitted)		Value
Kenya — 3.2%
Government of Kenya, Term Loan, 6.616%, (6 mo. USD LIBOR + 6.45%), 6/29/25(6)	USD	228	$ 225,083
			$ 225,083
Nigeria — 2.1%
Bank of Industry Limited, Term Loan, 6.803%, (3 mo. USD LIBOR + 6.00%), 12/14/23(6)(7)	USD	144	$ 143,894
			$ 143,894
Tanzania — 7.2%
Government of the United Republic of Tanzania:
Term Loan, 5.429%, (6 mo. USD LIBOR + 5.20%), 5/23/23(6)	USD	171	$ 173,695
Term Loan, 6.515%, (3 mo. USD LIBOR + 6.30%), 4/28/31(6)	USD	340	334,236
			$ 507,931
Total Sovereign Loans (identified cost $882,190)			$ 876,908

Short-Term Investments — 4.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(8)	307,489	$ 307,489
Total Short-Term Investments (identified cost $307,489)		$ 307,489
Total Investments — 92.6% (identified cost $7,180,608)		$6,487,754
Other Assets, Less Liabilities — 7.4%		$ 518,972
Net Assets — 100.0%		$7,006,726
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of these securities is $3,815,009 or 54.4% of the Fund's net assets.
(2)	Step coupon security. Interest rate represents the rate in effect at April 30, 2022.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $392,135 or 5.6% of the Fund's net assets.
(4)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(5)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(6)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2022.
(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.

Eaton Vance
Emerging Markets Debt Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	30,000	USD	32,798	6/15/22	$(1,087)
EUR	87,237	USD	95,372	6/15/22	(3,160)
EUR	87,439	USD	95,594	6/15/22	(3,168)
USD	352,822	EUR	319,140	6/15/22	15,482
USD	223,878	EUR	202,506	6/15/22	9,824
USD	223,459	EUR	202,127	6/15/22	9,805
USD	200,125	EUR	181,020	6/15/22	8,782
USD	108,284	EUR	97,947	6/15/22	4,752
USD	643	EUR	581	6/15/22	28
					$41,258
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	581	USD	628	Citibank, N.A.	5/6/22	$ —	$ (15)
EUR	10,710	USD	11,576	Citibank, N.A.	5/6/22	—	(276)
EUR	71,381	USD	76,600	Deutsche Bank AG	5/6/22	—	(1,288)
USD	70,888	EUR	65,098	UBS AG	5/6/22	2,205	—
						$2,205	$(1,579)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	2	Long	6/30/22	$ 225,344	$ (4,534)
U.S. Long Treasury Bond	5	Long	6/21/22	703,438	(55,758)
U.S. Ultra-Long Treasury Bond	4	Long	6/21/22	641,750	(83,202)
Euro-Bobl	(3)	Short	6/8/22	(402,506)	14,861
Euro-Bund	(4)	Short	6/8/22	(648,119)	59,113
U.S. 10-Year Treasury Note	(2)	Short	6/21/22	(238,313)	730
					$(68,790)

Eaton Vance
Emerging Markets Debt Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$132	1.00% (pays quarterly)(1)	2.10%	12/20/26	$(5,982)	$5,353	$ (629)
Indonesia	292	1.00% (pays quarterly)(1)	1.20	6/20/27	(2,452)	1,907	(545)
Total	$424				$(8,434)	$7,260	$(1,174)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Mexico	Citibank, N.A.	$186	1.00% (pays quarterly)(1)	2.02%	12/20/31	$(14,563)	$8,013	$(6,550)
Total		$186				$(14,563)	$8,013	$(6,550)
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2022, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $610,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar

At April 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return and/or to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate futures contracts and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

Eaton Vance
Emerging Markets Debt Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At April 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds-Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $307,489, which represents 4.4% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended April 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$1,448,547	$2,506,931	$(3,955,385)	$(93)	$ —	$ —	$278	—
Liquidity Fund	—	335,138	(27,649)	—	—	307,489	14	307,489
Total				$(93)	$ —	$307,489	$292
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$ —	$ 680,164	$ —	$ 680,164
Sovereign Government Bonds	—	4,623,193	—	4,623,193
Sovereign Loans	—	876,908	—	876,908
Short-Term Investments	307,489	—	—	307,489
Total Investments	$ 307,489	$6,180,265	$ —	$6,487,754
Forward Foreign Currency Exchange Contracts	$ —	$ 50,878	$ —	$ 50,878
Futures Contracts	74,704	—	—	74,704
Total	$ 382,193	$6,231,143	$ —	$6,613,336
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (8,994)	$ —	$ (8,994)
Futures Contracts	(143,494)	—	—	(143,494)
Swap Contracts	—	(22,997)	—	(22,997)
Total	$(143,494)	$ (31,991)	$ —	$ (175,485)
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.